RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
Balances and transactions with related parties were as follows:

1.	Balances with related parties:

	December 31,
	2019	2018

Other accounts payable and accrued expenses (Note 5)	$10	$10

2.	Transactions with related parties:

	Year ended December 31,
	2019	2018	2017
Amounts charged by related parties:

Cost of revenues	$44	$37	$33
Operating expenses	125	148	197

	$169	$185	$230